Note 22 - Commitments and Contingencies (Details Textual) - CAD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Lease for laboratory facility located in Sherbrooke, Québec [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Minimum lease payments payable under non-cancellable operating lease		$ 79
Research and development projects [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	$ 109